Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 203,514	$ 101,614
Accounts receivable, net (note 4)	324,863	325,887
Fuel and natural gas in storage	24,638	30,567
Supplies and consumables inventory	108,485	104,078
Regulatory assets (note 5)	100,601	63,042
Prepaid expenses	63,547	49,640
Derivative instruments (note 21)	7,280	13,106
Other assets	8,525	7,266
Assets, current, total	841,453	695,200
Property, plant and equipment, net	10,905,273	8,241,838
Intangible assets, net	112,041	114,913
Goodwill	1,210,456	1,208,390
Regulatory assets (note 5)	1,014,497	782,429
Long-term investments (note 6)
Investments carried at fair value	1,929,128	1,839,212
Other long-term investments	303,020	214,583
Derivative instruments (note 21)	24,981	39,001
Deferred income taxes	25,957	21,880
Other assets	86,845	66,703
Assets	16,453,651	13,224,149
Current liabilities:
Accounts payable	167,465	192,160
Accrued liabilities	338,495	369,530
Dividends payable (note 12)	105,306	92,720
Regulatory liabilities (note 5)	34,256	38,483
Long-term debt (note 7)	517,038	139,874
Other long-term liabilities (note 9)	154,161	72,748
Derivative instruments (note 21)	31,954	41,980
Other liabilities	10,052	7,901
Liabilities, current, total	1,358,727	955,396
Long-term debt (note 7)	6,105,325	4,398,596
Regulatory liabilities (note 5)	546,374	563,035
Deferred income taxes	546,159	568,644
Derivative instruments (note 21)	50,801	68,430
Pension and other post-employment benefits obligation	325,704	341,502
Other long-term liabilities (note 9)	547,995	339,181
Liabilities	9,481,085	7,234,784
Redeemable non-controlling interests
Redeemable non-controlling interest, held by related party (note 13(b))	306,567	306,316
Redeemable non-controlling interests	16,952	20,859
Redeemable non-controlling interests, total	323,519	327,175
Equity:
Preferred shares	184,299	184,299
Common shares (note 10(a))	5,251,808	4,935,304
Additional paid-in capital	0	60,729
Retained earnings (deficit)	(205,764)	45,753
Accumulated other comprehensive loss (“AOCI”) (note 11)	(56,057)	(22,507)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	5,174,286	5,203,578
Non-controlling interests	1,422,992	399,487
Non-controlling interest, held by related party (note 13(c))	51,769	59,125
Non-controlling interests, total	1,474,761	458,612
Total equity	6,649,047	5,662,190
Commitments and contingencies (note 19)
Liabilities and equity, total	$ 16,453,651	$ 13,224,149